Warrants to purchase common shares (Details) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of warrants
Outstanding	3,656,121
Issued in the 2012 Financings		4,502,821
US$ Warrants exercised in 2013	(2,057,852)	(846,700)
US$ Warrants expired in 2014	(1,598,269)
Outstanding		3,656,121
Exercise proceeds received
Outstanding	1,064,222
US$ Warrants exercised in 2014	2,735,995	1,064,222
US$ Warrants expired in 2014
Outstanding	3,800,217	1,064,222